Short-Term Borrowings (Tables)	12 Months Ended
Nov. 30, 2019
Debt Disclosure [Abstract]
Schedule of Short-term Debt	short-term borrowings, which mature in one year or less, are as follows (in thousands):

	November 30, 2019	November 30, 2018

Bank loans (1)	$527,509	$330,942
Floating rate puttable notes (1)	—	56,550
Equity-linked notes	20,981	—
Total short-term borrowings	$548,490	$387,492

(1) These short-term borrowings are recorded at cost in the Consolidated Statements of Financial Condition, which is a reasonable approximation of their fair values due to their liquid and short-term nature.